Income Tax Level 4 Deferred tax assets (liabilities) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
Deferred Tax Assets, Deferred Income	$ 210,000,000	$ 224,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Policyholder Liabilities	60,000,000	40,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	4,000,000	4,000,000
Deferred Tax Assets, Deferred Policy Acquisition Costs and Reserves	557,000,000	538,000,000
Deferred Tax Assets, Operating Loss Carryforwards	166,000,000	206,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Employee Benefits	4,000,000	4,000,000
Deferred Tax Assets, Tax Credit Carryforwards, Foreign	13,000,000	6,000,000
Deferred Tax Assets, Capital Loss Carryforwards	0	48,000,000
Deferred Tax Assets, Other	15,000,000	12,000,000
Deferred Tax Assets, Gross	1,029,000,000	1,082,000,000
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	790,000,000	982,000,000
Deferred Tax Liabilities Net Unrealized gains on Investments	$ 198,000,000	0
Valuation Allowance, Deferred Tax Asset, Explanation of Change	The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	$ 150,000,000	113,000,000
Components of Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Net	348,000,000	113,000,000
Deferred Tax Assets, Net	681,000,000	969,000,000
Commonwealth [Member]
Income Tax Contingency [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	353,000,000	386
Expiring within Tax Years 2027 to 2030 [Member]
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Expected Tax Benefit Attributable to Net Operating Losses Domestic Near term	$ 437,000,000	$ 596,000,000